UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	November 30
Date of Reporting Period	August 31, 2005

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust                                                                        as of August 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.3%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,046,750
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,871,188
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	528,615
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,076,884
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,129,680
		$10,653,117
Escrowed / Prerefunded — 4.7%
2,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 12/1/09, 6.25%, 12/1/34	2,270,600
1,750	Capistrano Unified School District, Prerefunded to 9/1/09, 5.75%, 9/1/29	1,955,205
1,000	Corona-Norco Unified School District Public Financing Authority, Prerefunded to 9/1/10, 6.125%, 9/1/31	1,129,730
		$5,355,535
General Obligations — 6.6%
2,250	California, 5.00%, 6/1/34	2,369,182
1,100	California, 5.25%, 4/1/30	1,200,793
3,500	California, 5.50%, 11/1/33	3,944,290
		$7,514,265
Hospital — 22.0%
1,800	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,863,792
850	California Health Facilities Financing Authority, Variable Rate, 7.21%, 11/15/34 (1)(2)(3)	907,987
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	802,035
1,200	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	1,266,408
4,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	5,107,711
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,754,379
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,823,867

$1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	$1,603,935
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24	1,540,800
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,052,020
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,097,620
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,125,600
1,140	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,196,145
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,080,840
		$25,223,139
Housing — 2.4%
1,000	California Statewide Communities Development Authority, (Corporate Fund for Housing), 6.50%, 12/1/29	1,012,240
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), 7.25%, 12/1/34	503,410
768	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	782,353
439	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	424,608
		$2,722,611
Industrial Development Revenue — 1.1%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,307,100
		$1,307,100
Insured-Education — 7.4%
6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	1,810,105
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,469,470
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,157,470
		$8,437,045
Insured-Electric Utilities — 10.9%
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,495,310
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,725,525
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	4,684,800
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.452%, 7/1/29 (1)(4)	835,772
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(4)	750,060
		$12,491,467

Insured-Escrowed / Prerefunded — 11.0%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,151,266
2,250	Los Angeles Unified School District, (FGIC), Prerefunded to 7/1/10, 5.375%, 7/1/25	2,481,750
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.426%, 7/1/28 (1)(2)	278,355
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28 (1)(4)	1,105,773
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), Prerefunded to 7/1/09, 5.50%, 7/1/34	6,600,660
		$12,617,804
Insured-General Obligations — 13.8%
1,650	California RITES, (AMBAC), Variable Rate, 11.834%, 5/1/26 (1)(4)	2,138,862
1,000	California, (AMBAC), 4.25%, 3/1/28	982,220
1,000	California, (AMBAC), 4.50%, 5/1/28	1,009,090
2,500	Puerto Rico, (FSA), Variable Rate, 10.70%, 7/1/27 (1)(4)	3,106,600
1,600	San Diego Unified School District, (MBIA), Variable Rate, 11.375%, 7/1/24 (1)(4)	2,585,168
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,203,310
6,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	2,855,219
		$15,880,469
Insured-Hospital — 4.4%
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (5)	3,425,664
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 12.133%, 8/15/27 (1)(4)	1,595,567
		$5,021,231
Insured-Lease Revenue / Certificates of Participation — 10.8%
10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	4,397,180
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	3,961,230
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	4,076,865
		$12,435,275
Insured-Special Tax Revenue — 4.0%
3,880	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,433,738
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	490,611

$17,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	$2,716,770
		$4,641,119
Insured-Transportation — 13.9%
5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	1,688,050
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,418,160
3,250	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	3,270,638
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,702,400
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 9.866%, 7/1/28 (1)(4)	2,906,711
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,006,000
		$15,991,959
Lease Revenue / Certificates of Participation — 6.2%
4,000	Sacramento Financing Authority, 5.40%, 11/1/20	4,513,480
2,500	San Diego County, Certificates of Participation, 5.375%, 10/1/41	2,636,000
		$7,149,480
Other Revenue — 1.4%
1,500	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	1,631,685
		$1,631,685
Special Tax Revenue — 18.7%
1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	1,524,780
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,593,652
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,672,443
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,679,533
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	508,965
1,325	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,408,700
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	429,891
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	767,798
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	813,180
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,604,968
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,054,770
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	740,922
1,195	Roseville Special Tax, 6.30%, 9/1/25	1,312,564

$1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	$1,407,667
1,500	Santa Margarita Water District, 6.20%, 9/1/20 (6)	1,637,085
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	255,730
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	510,040
500	Turlock Public Financing Authority, 5.45%, 9/1/24	516,115
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,043,880
		$21,482,683
Transportation — 1.0%
1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	1,172,211
		$1,172,211
Total Tax-Exempt Investments — 149.6% (identified cost $155,595,355)		$171,728,195
Other Assets, Less Liabilities — 1.8%		$2,079,845
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.4)%		$(59,019,397)
Net Assets Applicable to Common Shares — 100.0%		$114,788,643

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2005, 51.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.4% to 16.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of the securities is $20,895,655 or 18.2% of the Trust’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.
(3)	When-issued security.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at August 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/05	375 U.S. Treasury Bond	Short	$(44,002,313)	$(44,261,719)	$(259,406)

At August 31, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$155,309,728
Gross unrealized appreciation	$16,432,358
Gross unrealized depreciation	(13,891)
Net unrealized appreciation	$16,418,467

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 25, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	October 25, 2005